INTANGIBLE ASSETS - Additional Information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Cash flow forecast period	5 years
Annual discount rate	9.50%	9.30%
Impairment loss recognized in goodwill	$ 0	$ 0	$ 0